Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO Named Executive Officers	Average Compensation Actually Paid to Non-PEO Named Executive Officers	Value of Initial Fixed $100 Investment Based on Cumulative TSR	Net Income
2024	$301,011	$301,011	$248,951	$248,951	$73	$2,029,278
2023	$295,104	$295,104	$240,485	$240,485	$79	$(55,648)
2022	$257,566	$257,566	$210,577	$210,577	$108	$4,000,751

Named Executive Officers, Footnote	“PEO” is the Company’s Principle Executive Officer.
PEO Total Compensation Amount	$ 301,011	$ 295,104	$ 257,566
PEO Actually Paid Compensation Amount	$ 301,011	295,104	257,566
Adjustment To PEO Compensation, Footnote	The bonus paid in 2024 for our PEO was $20,196 compared to $19,800 in 2023. The increase is due to an increase in PEO salary year over year with no additional bonus paid. The Company improved to net income of $2,029,278 in 2024 from a net loss of $55,648 in 2023.
Non-PEO NEO Average Total Compensation Amount	$ 248,951	240,485	210,577
Non-PEO NEO Average Compensation Actually Paid Amount	$ 248,951	240,485	210,577
Adjustment to Non-PEO NEO Compensation Footnote	Likewise, the average bonus paid to Non-PEO Named Executive Officers increased to $16,934 in 2024 from $16,335 in 2023.
Compensation Actually Paid vs. Total Shareholder Return
“TSR” is Total Shareholder Return including reinvested dividends. It is a measure of finance performance indicating the growth or decline in an investment’s value over a specified period. For 2024, “Cumulative TSR” is measured from the last trading day of 2021 to the last trading day of 2024; for 2023, the range is the last trading day of 2021 to the last trading day of 2023; and for 2022, the range is the last trading day of 2021 to the last trading day of 2022. For the Company, Cumulative TSR for 2024, 2023, and 2022 was (27)%, (21)%, and 8%, respectively.
	T
Total Shareholder Return Amount	$ 73	79	108
Net Income (Loss)	2,029,278	(55,648)	$ 4,000,751
PEO Bonus and Non-Equity Incentive Compensation	20,196	19,800
Non-PEO NEO Bonus and Non-Equity Incentive Compensation	$ 16,934	$ 16,335